Supplementary cash flow information - Other Operating Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Supplementary Cash Flow Information [Abstract]
Accounts receivable	$ (23)	$ (39)
Prepaid expenses and deposits	2	(949)
Adjustments for increase (decrease) in clinical trail deposits	(448)	0
Clinical trial contract deposits	2,168	2,458
Net change in other operating assets and liabilities (note 17)	1,699	1,470
Interest received	$ 973	$ 34